Significant Judgments, Estimates and Assumptions (Details)	12 Months Ended
	Dec. 31, 2023 USD ($) item	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Subsidiaries
Number of precious metal streams | item	2
Royalty, stream and working interests, net	$ 4,027,100,000	$ 4,927,500,000	$ 5,149,300,000
Impairments	1,173,300,000
Recoverable amount of asset	0
Streams
Subsidiaries
Royalty, stream and working interests, net	$ 1,359,000,000.0	$ 2,447,400,000	$ 2,623,000,000.0
Cobre Panama
Subsidiaries
Number of precious metal streams | item	2
Impairments	$ 1,169,200,000
Recoverable amount of asset	$ 0
The Mineral Resource Company II, LLC
Subsidiaries
Proportion of ownership interest in subsidiary	49.90%
The Mineral Resource Company II, LLC | Bottom
Subsidiaries
Distributions received (as a percent)	50.00%
The Mineral Resource Company II, LLC | Top
Subsidiaries
Distributions received (as a percent)	75.00%